UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for that series, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

Dreyfus Strategic Beta Global Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2016 (Unaudited)

Common Stocks - 91.6%	Shares		Value ($)
Brazil - 5.5%
Ambev	8,000		46,385
Banco Bradesco	2,892		26,053
Banco do Brasil	3,500		22,722
Banco Santander Brasil	200		1,257
BB Seguridade Participacoes	2,600		24,169
BM&FBovespa	9,200		54,166
CCR	5,600		32,349
CETIP	600		8,007
Cia de Saneamento Basico do Estado de Sao Paulo	2,000		18,998
Cia Siderurgica Nacional	5,100	[a]	17,412
Cielo	1,980		22,442
Cosan Industria e Comercio	1,000		10,501
CPFL Energia	1,443		10,165
EDP - Energias do Brasil	2,900		12,861
Embraer	3,000		13,721
Engie Brasil Energia	1,100		14,320
Equatorial Energia	600		10,276
Fibria Celulose	600		3,662
Hypermarcas	300		2,540
JBS	2,400		8,068
Klabin	300		1,572
Kroton Educacional	1,700		7,571
Localiza Rent a Car	300		3,729
Lojas Renner	1,500		12,611
M Dias Branco	100		3,624
Multiplan Empreendimentos Imobiliarios	100		1,948
Natura Cosmeticos	700		7,189
OdontoPrev	700		2,807
Petroleo Brasileiro	25,900	[a]	111,911
Porto Seguro	600		5,200
Qualicorp	500		3,315
Raia Drogasil	400		8,177
Rumo Logistica Operadora Multimodal	4,800	[a]	9,060
Sul America	2,200		11,698
Totvs	300		3,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Brazil - 5.5% (continued)
Transmissora Alianca de Energia Eletrica	2,600		20,769
Ultrapar Participacoes	2,600		59,371
Vale	5,400		30,811
WEG	1,400		6,593
			671,074
Chile - .9%
AES Gener	5,750		2,768
Aguas Andinas, Cl. A	13,411		8,093
Banco de Chile	49,005		5,441
Cencosud	4,264		12,147
Cia Cervecerias Unidas	245		2,796
Colbun	10,986		2,700
Empresa Nacional de Electricidad	26,145		23,883
Endesa Americas	37,994		17,842
Enersis Americas	118,481		20,811
LATAM Airlines Group	1,178	[a]	10,273
			106,754
China - 18.1%
3SBio	500	[a,b]	501
AAC Technologies Holdings	800		7,465
Agricultural Bank of China, Cl. H	94,200		34,604
Air China, Cl. H	28,500		21,783
Alibaba Group Holding, ADR	500	[a]	41,240
Anhui Conch Cement, Cl. H	6,300		16,525
ANTA Sports Products	4,300		9,577
AviChina Industry & Technology, Cl. H	6,900		5,052
Baidu, ADR	200	[a]	31,920
Bank of China, Cl. H	378,800		155,750
Bank of Communications, Cl. H	34,400		23,189
Beijing Capital International Airport, Cl. H	3,800		4,384
Byd, Cl. H	2,300	[a]	14,585
CGN Power, Cl. H	18,500	[b]	5,461
China Cinda Asset Management, Cl. H	39,800		12,927
China CITIC Bank, Cl. H	17,700		11,179
China Coal Energy, Cl. H	9,000	[a]	4,745
China Communications Construction, Cl. H	53,700		58,695
China Communications Services, Cl. H	28,600		15,519
China Construction Bank, Cl. H	430,500		288,539
China COSCO Holdings, Cl. H	12,500	[a]	4,366
China Everbright Bank, Cl. H	12,500		5,430

Common Stocks - 91.6% (continued)	Shares		Value ($)
China - 18.1% (continued)
China Galaxy Securities, Cl. H	5,300		4,584
China Longyuan Power Group, Cl. H	6,900		5,532
China Medical System Holdings	2,300		3,380
China Merchants Bank, Cl. H	9,900		21,182
China Minsheng Banking, Cl. H	34,900		36,392
China National Building Material, Cl. H	21,400		9,820
China Pacific Insurance Group, Cl. H	12,300		43,439
China Petroleum & Chemical, Cl. H	234,900		166,826
China Railway Construction, Cl. H	35,500		42,554
China Railway Group, Cl. H	65,800		49,530
China Shenhua Energy, Cl. H	14,000		26,743
China Southern Airlines, Cl. H	28,200		18,610
China Telecom, Cl. H	69,500		34,220
China Vanke, Cl. H	13,400		30,294
Chongqing Changan Automobile, Cl. B	4,000		6,635
Chongqing Rural Commercial Bank, Cl. H	11,600		6,085
CITIC Securities, Cl. H	2,600		5,529
CRRC, Cl. H	14,000		12,830
Ctrip.com International, ADR	100	[a]	4,367
Dalian Wanda Commercial Properties, Cl. H	1,200	[b]	7,602
Evergrande Real Estate Group	38,500		24,266
Fosun International	4,600		6,012
GF Securities, Cl. H	1,200		2,623
GOME Electrical Appliances Holding	107,200		12,988
Great Wall Motor, Cl. H	18,500		19,195
Guangzhou Automobile Group, Cl. H	10,200		13,094
Guangzhou R&F Properties, Cl. H	8,700		13,165
Haitian International Holdings	1,900		3,184
Hengan International Group	1,600		13,446
Huadian Power International, Cl. H	20,800		9,839
Huaneng Power International, Cl. H	57,200		35,020
Huaneng Renewables, Cl. H	17,000		5,434
Huatai Securities, Cl. H	1,200	[b]	2,444
Industrial & Commercial Bank of China, Cl. H	377,100		213,378
Jiangsu Expressway, Cl. H	5,000		7,063
Jiangxi Copper, Cl. H	12,600		14,438
Kingsoft	600		1,021
Luye Pharma Group	1,000	[a]	648
NetEase, ADR	100		20,427
New China Life Insurance, Cl. H	2,000		7,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
China - 18.1% (continued)
New Oriental Education & Technology Group, ADR	100		4,406
People's Insurance Company Group of China, Cl. H	68,100		26,157
PICC Property & Casualty, Cl. H	24,800		38,422
Ping An Insurance Group Company of China, Cl. H	18,300		85,386
Qinqin Foodstuffs Group Cayman	320		118
Semiconductor Manufacturing International	70,100	[a]	5,692
Shanghai Electric Group, Cl. H	16,800	[a]	6,973
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,226
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,980		2,940
Shanghai Pharmaceuticals Holding, Cl. H	2,700		6,403
Shenzhou International Group Holdings	600		3,163
Shui On Land	11,800		3,179
Sino-Ocean Group Holding	18,600		7,863
Sinopec Engineering Group, Cl. H	3,600		3,137
Sinopec Shanghai Petrochemical, Cl. H	31,600		15,396
Sinopharm Group, Cl. H	9,500		45,979
Sinotrans, Cl. H	10,600		4,850
SOHO China	12,500		5,768
Sunac China Holdings	9,800		6,152
Tencent Holdings	3,800		91,346
TravelSky Technology, Cl. H	1,900		3,639
Vipshop Holdings, ADR	900	[a]	12,807
Want Want China Holdings	19,500		11,939
Weichai Power, Cl. H	7,400		8,870
Yanzhou Coal Mining, Cl. H	20,000		12,296
Zhejiang Expressway, Cl. H	10,100		10,428
Zhuzhou CRRC Times Electric	1,100		6,068
Zijin Mining Group, Cl. H	35,900		13,049
ZTE, Cl. H	5,900		7,939
			2,185,942
Colombia - .3%
Cementos Argos	1,480		5,544
Corporacion Financiera Colombiana	108		1,350
Ecopetrol	22,784	[a]	9,648
Grupo Argos	797		4,803
Grupo de Inversiones Suramericana	279		3,483
Interconexion Electrica	2,343		6,937
			31,765
Czech Republic - .3%
CEZ	831		15,695

Common Stocks - 91.6% (continued)	Shares		Value ($)
Czech Republic - .3% (continued)
Komercni banka	170		6,688
O2 Czech Republic	1,254		12,231
			34,614
Egypt - .3%
Commercial International Bank Egypt	2,875		15,719
Global Telecom Holding	28,810	[a]	13,691
Talaat Moustafa Group	1,640		1,021
			30,431
Greece - .3%
Eurobank Ergasias	1,223	[a]	697
FF Group	119	[a]	2,927
Hellenic Telecommunications Organization	649		6,313
JUMBO	387		4,573
National Bank of Greece	4,352	[a]	983
OPAP	1,878		15,012
Piraeus Bank	11,288	[a]	1,893
Titan Cement	150		3,428
			35,826
Hong Kong - 2.8%
Beijing Enterprises Holdings	2,400		13,518
Beijing Enterprises Water Group	7,000		4,250
Belle International Holdings	36,500		24,135
Brilliance China Automotive Holdings	1,300		1,443
China Conch Venture Holdings	500		956
China Everbright	2,500		4,769
China Everbright International	3,500		3,780
China Gas Holdings	2,500		3,951
China Jinmao Holdings Group	14,500		4,037
China Merchants Holdings International	1,300		3,812
China Mobile	3,200		39,451
China Overseas Land & Investment	9,000		29,581
China Power International Development	19,500		7,942
China Resources Beer Holdings	4,000		7,744
China Resources Gas Group	2,500		7,331
China Resources Land	14,100		35,039
China Resources Power Holdings	11,600		18,480
China Taiping Insurance Holdings	10,000	[a]	19,592
Country Garden Holdings	25,200		10,264
CSPC Pharmaceutical Group	3,800		3,287
ENN Energy Holdings	2,300		10,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Hong Kong - 2.8% (continued)
Geely Automobile Holdings	22,400		14,725
Guangdong Investment	5,600		8,589
Haier Electronics Group	6,100		10,221
Kunlun Energy	14,200		10,725
Longfor Properties	6,100		8,334
New World China Land	2,500	[c]	2,513
Nine Dragons Paper Holdings	11,100		8,813
Shanghai Industrial Holdings	2,000		4,676
Shimao Property Holdings	6,900		9,000
Sino Biopharmaceutical	3,800		2,537
Sun Art Retail Group	10,900		7,573
			342,022
Hungary - .3%
MOL Hungarian Oil & Gas	259		16,239
OTP Bank	470		11,446
Richter Gedeon	241		5,093
			32,778
Indonesia - 1.7%
Adaro Energy	139,900		11,108
Akr Corpoindo	3,100		1,598
Bank Central Asia	14,800		16,327
Bank Mandiri	12,500		9,639
Bank Negara Indonesia	24,400		9,966
Bank Rakyat Indonesia	24,600		21,645
Charoen Pokphand Indonesia	9,200		2,634
Global Mediacom	19,200		1,510
Gudang Garam	1,300		6,702
Hanjaya Mandala Sampoerna	7,500		2,078
Indocement Tunggal Prakarsa	3,000		3,911
Indofood CBP Sukses Makmur	4,600		3,020
Indofood Sukses	11,900		7,563
Jasa Marga	4,500		1,829
Kalbe Farma	26,400		3,376
Matahari Department Store	3,500		5,324
Media Nusantara Citra	6,400		1,051
Perusahaan Gas Negara	66,300		16,653
Semen Indonesia	6,800		4,867
Surya Citra Media	9,000		2,171
Telekomunikasi Indonesia	209,900		67,785
Tower Bersama Infrastructure	6,000		2,611

Common Stocks - 91.6% (continued)	Shares		Value ($)
Indonesia - 1.7% (continued)
Unilever Indonesia	2,000		6,879
Waskita Karya	7,200		1,523
			211,770
Malaysia - 1.2%
AirAsia	11,000		7,918
Alliance Financial Group	2,400		2,347
Astro Malaysia Holdings	6,300		4,519
Axiata Group	6,600		9,226
Berjaya Sports Toto	4,897		3,946
British American Tobacco Malaysia	500		6,063
Dialog Group	2,300		859
DiGi.Com	8,900		10,845
Genting Malaysia	3,500		3,689
HAP Seng Consolidated	600		1,142
IHH Healthcare	1,200		1,928
IJM	3,500		2,915
IOI	5,600		5,819
Kuala Lumpur Kepong	1,000		5,680
Malaysia Airports Holdings	900		1,316
Maxis	10,000		14,789
Petronas Dagangan	800		4,571
Petronas Gas	1,700		9,263
PPB Group	600		2,358
Public Bank	3,800		18,204
SapuraKencana Petroleum	6,200		2,178
Tenaga Nasional	7,400		26,142
Westports Holdings	2,000		2,211
			147,928
Mexico - 2.5%
Alfa, Cl. A	20,100		32,803
America Movil, Ser. L	105,900		60,942
Arca Continental	800		5,142
Cemex	56,000	[a]	42,679
Coca-Cola Femsa, Ser. L	1,000		7,840
El Puerto de Liverpool, Ser. C1	240		2,307
Fibra Uno Administracion	1,400		2,849
Fomento Economico Mexicano	2,700		24,152
Gentera	2,700		5,014
Gruma, Cl. B	795		11,445
Grupo Aeroportuario del Pacifico, Cl. B	800		7,865

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Mexico - 2.5% (continued)
Grupo Aeroportuario del Sureste, Cl. B	365		5,616
Grupo Bimbo, Ser. A	4,400		13,148
Grupo Comercial Chedraui	1,200		2,717
Grupo Financiero Banorte, Cl. O	2,100		11,502
Grupo Lala	1,100		2,386
Kimberly-Clark de Mexico, Cl. A	5,100		11,527
Mexichem	2,800		6,109
OHL Mexico	3,100	[a]	4,267
Promotora y Operadora de Infraestructura	240		2,804
Wal-Mart de Mexico	17,700		40,403
			303,517
Peru - .1%
Credicorp	100		16,033
Philippines - .5%
Aboitiz Equity Ventures	2,340		3,874
Aboitiz Power	3,300		3,170
Alliance Global Group	7,300		2,504
Ayala	290		5,356
Ayala Land	6,800		5,702
DMCI Holdings	8,350		2,308
Energy Development	19,000		2,367
Globe Telecom	165		7,944
GT Capital Holdings	170		5,557
JG Summit Holdings	4,300		7,622
Jollibee Foods	540		2,923
Metro Pacific Investments	22,100		3,518
Robinsons Land	1,500		1,019
SM Investments	405		5,923
SM Prime Holdings	3,900		2,417
Universal Robina	950		4,041
			66,245
Poland - 1.4%
Bank Millennium	1,580	[a]	1,857
Bank Zachodni	71		5,101
CCC	22		1,003
Enea	2,030	[a]	5,709
Energa	1,238		3,094
Eurocash	547		7,341
Grupa Azoty	197		3,665
Grupa Lotos	664	[a]	4,977

Common Stocks - 91.6% (continued)	Shares		Value ($)
Poland - 1.4% (continued)
KGHM Polska Miedz	1,393		28,079
mBank	32	[a]	2,495
Orange Polska	2,892		4,000
PGE	2,892		9,499
Polski Koncern Naftowy ORLEN	2,861		45,849
Polskie Gornictwo Naftowe i Gazownictwo	7,260		10,079
Powszechny Zaklad Ubezpieczen	3,144		22,752
Synthos	2,073	[a]	2,107
Tauron Polska Energia	15,936	[a]	12,595
			170,202
Qatar - .5%
Ezdan Holding Group	829		4,496
Masraf Al Rayan	633		6,258
Ooredoo	538		14,065
Qatar Electricity & Water	97		5,988
Qatar Gas Transport	1,937		13,032
Qatar Insurance	134		2,992
Qatar Islamic Bank	77		2,305
Qatar National Bank	290		12,185
Vodafone Qatar	427	[a]	1,302
			62,623
Romania - .0%
New Europe Property Investments	55		658
Russia - 6.7%
Alrosa	10,700		11,553
Gazprom	116,310		241,997
LUKOIL	3,097		134,552
Magnit, GDR	647		24,825
MegaFon, GDR	420		4,150
MMC Norilsk Nickel	650		93,023
Mobile Telesystems, ADR	6,000		53,340
Moscow Exchange MICEX-RTS	2,230		3,836
Novatek, GDR	195		19,461
PhosAgro, GDR	580		8,004
Rosneft	6,930		34,183
Rostelecom	8,200		10,624
RusHydro	740,900		7,942
Sberbank of Russia	29,400		61,994
Severstal	1,610		19,352
Sistema, GDR	1,998		16,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Russia - 6.7% (continued)
Surgutneftegas	33,300		15,747
Tatneft	9,680		46,566
			807,413
South Africa - 4.8%
Anglo American Platinum	177	[a]	5,610
AngloGold Ashanti	2,272	[a]	49,615
Barclays Africa Group	2,073		22,922
Brait	351	[a]	3,155
Capitec Bank Holdings	40		1,774
Coronation Fund Managers	1,465		7,786
Exxaro Resources	1,018		6,087
FirstRand	7,323		25,633
Fortress Income Fund	73		192
Fortress Income Fund, Cl. A	219		265
Gold Fields	4,612		28,484
Growthpoint Properties	2,234		4,241
Hyprop Investments	230		2,236
Impala Platinum Holdings	1,747	[a]	7,677
Imperial Holdings	849		10,137
Investec	1,407		8,479
Liberty Holdings	442		3,901
Life Healthcare Group Holdings	2,751		7,481
Massmart Holdings	637		6,654
MMI Holdings	3,402		5,676
Mondi	470		9,520
Mr Price Group	867		14,297
Naspers, Cl. N	87		13,662
Pick n Pay Stores	1,594		8,987
Pioneer Foods Group	260		3,353
PSG Group	50		714
Rand Merchant Investment Holdings	1,649		5,263
Redefine Properties	5,701		4,924
Resilient REIT	82		797
RMB Holdings	995		4,458
Sanlam	7,103		33,465
Sappi	4,641	[a]	23,611
Sasol	1,863		49,489
Shoprite Holdings	1,150		16,843
Sibanye Gold	2,488		11,507
SPAR Group	1,351		20,154

Common Stocks - 91.6% (continued)	Shares		Value ($)
South Africa - 4.8% (continued)
Standard Bank Group	6,407		63,949
Steinhoff International Holdings	5,563		35,174
Telkom	896		4,158
The Foschini Group	997		10,702
Tiger Brands	233		6,544
Truworths International	2,105		13,537
Tsogo Sun Holdings	1,837		3,838
Vodacom Group	1,495		17,332
			584,283
South Korea - 17.8%
Amorepacific	34		11,777
Amorepacific Group	66		8,514
BGF Retail	22		3,918
CJ	149		26,670
CJ CheilJedang	52		18,267
Coway	144		11,017
Daelim Industrial	126		9,449
DGB Financial Group	581		4,673
Dongbu Insurance	250		14,172
Dongsuh	40		1,164
Doosan Heavy Industries & Construction	984		23,016
GS Engineering & Construction	205	[a]	5,252
GS Holdings	517		22,200
GS Retail	67		3,015
Hana Financial Group	1,242		30,547
Hankook Tire	372		18,000
Hanmi Pharm	2		1,091
Hanmi Science	1		129
Hanon Systems	469		4,794
Hanssem	10		1,536
Hanwha	2,510		79,771
Hanwha Chemical	656		14,963
Hanwha Life Insurance	1,514		7,799
Hyosung	164		20,351
Hyundai Development Co-Engineering & Construction	265		10,480
Hyundai Engineering & Construction	941		30,914
Hyundai Glovis	73		10,949
Hyundai Heavy Industries	449	[a]	50,305
Hyundai Marine & Fire Insurance	347		9,386
Hyundai Mobis	162		36,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
South Korea - 17.8% (continued)
Hyundai Steel	268		12,106
Industrial Bank of Korea	829		8,770
Kangwon Land	234		8,565
KB Financial Group	827		25,988
KCC	13		4,578
KEPCO Plant Service & Engineering	32		1,960
Kia Motors	1,178		44,327
Korea Aerospace Industries	95		6,836
Korea Electric Power	1,453		79,515
Korea Gas	155		5,853
Korea Investment Holdings	65		2,722
Korea Zinc	18		8,179
Korean Air Lines	899	[a]	22,873
KT	444		12,585
KT&G	437		47,205
Kumho Petrochemical	92		4,985
LG	249		14,116
LG Chem	227		49,346
LG Display	980		27,121
LG Electronics	1,563		74,651
LG Household & Health Care	15		13,498
LG Innotek	73		5,826
LG Uplus	1,710		16,716
Lotte Chemical	92		24,927
Lotte Confectionery	8		1,353
Mirae Asset Daewoo	706		5,723
Mirae Asset Securities	124		2,939
NAVER	39		24,720
NCSoft	13		2,913
NH Investment & Securities	339		3,147
OCI	74	[a]	6,144
Orion	3		2,467
Ottogi	1		697
POSCO	452		91,397
Posco Daewoo	330		6,290
S-1	48		4,349
Samsung C&T	88		10,645
Samsung Card	66		2,542
Samsung Electronics	446		612,770
Samsung Heavy Industries	541	[a]	4,801

Common Stocks - 91.6% (continued)	Shares	Value ($)
South Korea - 17.8% (continued)
Samsung Life Insurance	145	12,595
Samsung SDS	46	6,447
Shinhan Financial Group	1,107	39,481
Shinsegae	28	4,549
SK Holdings	668	124,339
SK Innovation	724	94,366
SK Networks	811	4,496
SK Telecom	84	17,248
S-Oil	482	32,918
Woori Bank	1,382	12,461
Yuhan	9	2,459
		2,148,502
Taiwan - 14.2%
Advanced Semiconductor Engineering	28,000	33,330
Advantech	1,000	7,769
Asustek Computer	2,000	17,386
AU Optronics	49,000	19,878
Catcher Technology	2,000	13,908
Cathay Financial Holding	17,000	19,091
Chailease Holding	1,040	1,844
Chang Hwa Commercial Bank	7,350	3,949
Cheng Shin Rubber Industry	9,000	18,776
Chicony Electronics	4,025	9,948
China Life Insurance	17,472	14,422
China Steel	34,000	23,485
Chunghwa Telecom	20,000	71,109
Compal Electronics	97,000	60,923
CTBC Financial Holding	26,654	14,695
Delta Electronics	4,000	21,051
E.Sun Financial Holding	7,078	3,946
Far Eastern New Century	13,000	10,140
Far EasTone Telecommunications	4,000	9,185
Feng TAY Enterprise	1,120	5,052
First Financial Holding	10,325	5,725
Formosa Chemicals & Fibre	18,000	46,857
Formosa Petrochemical	6,000	17,066
Formosa Plastics	17,000	41,431
Formosa Taffeta	3,000	2,843
Foxconn Technology	4,020	9,734
Fubon Financial Holding	22,000	27,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Taiwan - 14.2% (continued)
Giant Manufacturing	1,000		6,735
Highwealth Construction	6,100		9,296
Hon Hai Precision Industry	87,050		239,692
Hotai Motor	1,000		10,024
HTC	6,000		17,874
Hua Nan Financial Holdings	6,248		3,406
Inventec	34,000		26,360
Lite-On Technology	18,030		26,997
MediaTek	7,000		53,394
Mega Financial Holding	12,000		9,398
Nan Ya Plastics	17,000		32,165
Nanya Technology	1,000		1,181
Novatek Microelectronics	3,000		10,525
Pegatron	18,000		44,150
Pou Chen	16,000		21,802
Powertech Technology	6,000		15,262
President Chain Store	2,000		16,227
Quanta Computer	21,000		42,693
Realtek Semiconductor	2,000		7,236
Siliconware Precision Industries	5,000		7,518
Simplo Technology	1,000		3,524
Standard Foods	1,000		2,484
Synnex Technology International	12,000		14,172
Taishin Financial Holding	22,000		8,821
Taiwan Business Bank	5,146	[a]	1,356
Taiwan Cooperative Financial Holding	4,000		1,873
Taiwan Fertilizer	3,000		4,182
Taiwan Mobile	6,000		20,675
Taiwan Semiconductor Manufacturing	71,000		383,658
Teco Electric & Machinery	8,000		7,080
Transcend Information	1,000		2,998
Uni-President Enterprises	21,360		43,626
United Microelectronics	70,000		26,094
Vanguard International Semiconductor	3,000		5,432
Wistron	32,000		25,411
WPG Holdings	21,000		26,708
Yulon Motor	5,000		4,440
Zhen Ding Technology Holding	2,000		4,104
			1,719,441

Common Stocks - 91.6% (continued)	Shares	Value ($)
Thailand - 2.0%
Advanced Info Service	4,100	20,953
Airports of Thailand	100	1,134
Airports of Thailand-Foreign	600	6,804
Bangkok Bank	800	3,916
Bangkok Bank-Foreign	100	491
Bangkok Dusit Medical Services, Cl. F	2,600	1,680
Bangkok Expressway & Metro	3,300	796
Banpu	5,300	2,389
BEC World	500	355
BEC World-Foreign	3,700	2,624
Bumrungrad Hospital	200	1,057
Central Pattana	900	1,486
Charoen Pokphand Foods	14,800	11,898
CP ALL	7,900	11,738
Delta Electronics Thai	1,200	2,455
Electricity Generating	300	1,714
Glow Energy	1,500	3,693
Home Product Center	5,600	1,624
Indorama Ventures	10,200	9,737
IRPC	41,600	5,924
Minor International	1,900	2,223
PTT	7,200	68,217
PTT Global Chemical	10,400	18,140
Robinson Department Store	600	1,137
Siam Cement	2,350	34,545
Thai Oil	1,500	2,616
Thai Oil-Foreign	7,700	13,430
Thai Union Group, Cl. F	7,900	4,945
TMB Bank	27,200	1,765
		239,486
Turkey - 1.7%
Akbank	4,175	10,761
Arcelik	1,596	10,909
BIM Birlesik Magazalar	767	14,172
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,824	1,630
Enka Insaat ve Sanayi	1	1
Eregli Demir ve Celik Fabrikalari	11,066	16,817
Ford Otomotiv Sanayi	404	4,400
Haci Omer Sabanci Holding	4,872	14,531
KOC Holding	4,261	18,257

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 91.6% (continued)	Shares		Value ($)
Turkey - 1.7% (continued)
Petkim Petrokimya Holding	1,104		1,593
TAV Havalimananlari Holding	1,005		3,680
Tofas Turk Otomobil Fabrikasi	834		6,588
Tupras Turkiye Petrol Rafinerileri	872		18,637
Turk Hava Yollari	3,152	[a]	5,455
Turk Telekomunikasyon	3,186		6,441
Turkcell Iletisim Hizmetleri	11,637	[a]	40,355
Turkiye Garanti Bankasi	5,528		13,563
Turkiye Halk Bankasi	2,444		6,430
Turkiye Sise ve Cam Fabrikalari	2,516		2,830
Turkiye Vakiflar Bankasi, Cl. D	2,423		3,585
Ulker Biskuvi Sanayi	541		3,580
Yapi ve Kredi Bankasi	1,945	[a]	2,246
			206,461
United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank	10,958		20,288
Aldar Properties	10,906		8,552
DP World	399		6,779
Dubai Financial Market	2,218		803
Dubai Islamic Bank	1,613		2,376
Emaar Malls Group	8,442		6,666
Emaar Properties	26,486		49,613
Emirates Telecommunications Group	6,266		34,120
First Gulf Bank	3,044		10,028
			139,225
United States - 6.5%
iShares MSCI Emerging Markets ETF	9,000		325,800
iShares MSCI India ETF	15,691		463,669
			789,469
Total Common Stocks (cost $9,995,506)			11,084,462
Preferred Stocks - 6.5%	Shares		Value ($)
Brazil - 5.1%
Banco Bradesco	10,214		89,338
Braskem, Cl. A	1,600		9,149
Centrais Eletricas Brasileiras, Cl. B	4,100	[a]	28,173
Cia Brasileira de Distribuicao	900		13,620
Cia Energetica de Minas Gerais	18,100		50,743
Cia Energetica de Sao Paulo, Cl. B	1,600		6,869
Cia Paranaense de Energia, Cl. B	1,000		9,915
Gerdau	11,000		26,292

Preferred Stocks - 6.5% (continued)	Shares		Value ($)
Brazil - 5.1% (continued)
Itau Unibanco Holding	10,670		111,195
Itausa - Investimentos Itau	14,691		37,878
Petroleo Brasileiro	43,500	[a]	159,248
Telefonica Brasil	1,600		24,293
Vale	10,300		47,682
			614,395
Chile - .1%
Embotelladora Andina, Cl. B	705		2,789
Sociedad Quimica y Minera de Chile, Cl. B	224		5,579
			8,368
Colombia - .0%
Bancolombia	400		3,427
Grupo Aval Acciones y Valores	7,252		2,764
Grupo de Inversiones Suramericana	122		1,491
			7,682
Russia - .5%
AK Transneft	19		47,939
Surgutneftegas	22,400		11,066
			59,005
South Korea - .8%
Amorepacific	53		10,646
LG Chem	33		5,229
LG Household & Health Care	12		6,256
Samsung Electronics	67		75,664
			97,795
Total Preferred Stocks (cost $539,789)			787,245
	Number of
Rights - .0%	Rights		Value ($)
Hong Kong - .0%
China Resources Beer Holdings
(cost $768)	1,333	[a]	536
	Number of
Warrants - .0%	Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17)
(cost $0)	45	[a]	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $164,889)	164,889 [d]	164,889
Total Investments (cost $10,700,952)	99.5%	12,037,141
Cash and Receivables (Net)	.5%	64,067
Net Assets	100.0%	12,101,208

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
MICEX—Moscow Interbank Currency Exchange

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$16,008 or .13% of net assets.
[c] The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At July
31, 2016, the value of this security amounted to $2,513 or .02% of net assets.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	28.3
Information Technology	18.0
Energy	12.9
Materials	9.5
Industrials	7.2
Telecommunication Services	5.7
Consumer Discretionary	5.4
Consumer Staples	5.3
Utilities	5.0
Money Market Investment	1.4
Health Care	.8
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Emerging Markets Equity Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	10,292,480	2,513	††	-	10,294,993
Equity Securities – Foreign Preferred
Stocks†	787,245	-		-	787,245
Exchange-Traded Funds	789,469	-		-	789,469
Mutual Funds	164,889	-		-	164,889
Rights†	536	-		-	536
Warrants†	9	-		-	9

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

 Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $1,336,189, consisting of $1,648,121 gross unrealized appreciation and $311,932 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
July 31, 2016 (Unaudited)

Common Stocks - 97.5%	Shares		Value ($)
Australia - 2.2%
AGL Energy	230		3,597
Amcor	1,632		18,628
AMP	1,616		7,135
APA Group	240		1,771
Aristocrat Leisure	155		1,878
ASX	78		2,946
AusNet Services	1,549		2,084
Bank of Queensland	83		666
Bendigo & Adelaide Bank	124		956
BHP Billiton	5,295		78,547
Boral	592		3,091
Brambles	896		9,158
Caltex Australia	397		10,004
Challenger	439		3,169
CIMIC Group	107		2,378
Coca-Cola Amatil	834		5,844
Cochlear	23		2,320
Commonwealth Bank of Australia	574		33,741
Computershare	401		2,706
CSL	147		13,182
Dexus Property Group	703		5,220
Domino's Pizza Enterprises	7		400
DUET Group	958		1,958
Flight Centre Travel Group	44		1,076
Fortescue Metals Group	3,335		11,228
Goodman Group	781		4,475
GPT Group	968		4,127
Harvey Norman Holdings	483		1,777
Healthscope	482		1,084
James Hardie Industries-CDI	230		3,810
LendLease Group	698		7,113
Macquarie Group	274		15,490
Medibank Private	2,623		6,120
Mirvac Group	1,426		2,384
Newcrest Mining	338	[a]	6,422

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Australia - 2.2% (continued)
Oil Search	291		1,568
Origin Energy	1,797		7,511
Platinum Asset Management	90		414
Qantas Airways	914	[a]	2,195
Ramsay Health Care	50		2,994
REA Group	10		496
Rio Tinto	620		23,351
Scentre Group	1,631		6,569
SEEK	89		1,130
Sonic Healthcare	162		2,829
South32	4,049	[a]	5,646
Stockland	2,167		8,300
Suncorp Group	1,197		12,217
Sydney Airport	445		2,557
Tabcorp Holdings	708		2,631
Tatts Group	673		2,112
Telstra	4,521		19,824
TPG Telecom	107		1,043
Transurban Group	194		1,852
Treasury Wine Estates	248		1,819
Vicinity Centres	1,064		2,798
Vocus Communications	366		2,484
Wesfarmers	991		32,331
Westfield	784		6,363
Woodside Petroleum	749		15,101
			442,620
Austria - .1%
ANDRITZ	111		5,659
Erste Group Bank	229	[a]	6,069
OMV	218		5,792
Raiffeisen Bank International	162	[a]	2,137
Voestalpine	213		7,506
			27,163
Belgium - .3%
Ageas	190		6,393
Colruyt	65		3,626
Groupe Bruxelles Lambert	62		5,230
KBC Group	297	[a]	15,435
Proximus	205		6,398
Solvay	63		6,537

Common Stocks - 97.5% (continued)	Shares		Value ($)
Belgium - .3% (continued)
Telenet Group Holding	61	[a]	2,893
UCB	53		4,146
Umicore	54		3,124
			53,782
Canada - 2.1%
Agrium	200		18,152
Alimentation Couche Tard, Cl. B	400		18,084
ATCO, Cl. I	100		3,769
Bank of Montreal	200		12,821
BCE	140		6,705
Bombardier, Cl. B	4,400	[a]	6,605
Brookfield Asset Management, Cl. A	450		15,541
CAE	100		1,334
Cameco	200		1,912
Canadian Imperial Bank of Commerce	200		15,194
Canadian National Railway	500		31,697
Canadian Pacific Railway	100		14,982
Canadian Tire, Cl. A	100		10,507
CGI Group, Cl. A	100	[a]	4,855
CI Financial	100		2,044
Crescent Point Energy	100		1,462
Dollarama	100		7,394
Enbridge	500		20,568
EnCana	1,000		8,042
Finning International	100		1,621
First Quantum Minerals	300		2,594
Fortis	200		6,625
George Weston	100		8,881
Goldcorp	300		5,361
Hydro One	100	[b]	1,986
Industrial Alliance Insurance & Financial Services	100		3,255
Intact Financial	100		7,168
Inter Pipeline	100		2,089
Linamar	100		3,970
Loblaw	200		11,156
Lululemon Athletica	50	[a]	3,883
Magna International	700		26,967
Metro	400		14,543
Onex	100		6,208
Pembina Pipeline	100		2,917

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Canada - 2.1% (continued)
Potash Corp of Saskatchewan	700		10,910
Power Corporation of Canada	800		17,426
Power Financial	200		4,625
PrairieSky Royalty	100		1,946
Restaurant Brands International	100		4,474
Saputo	100		3,005
Shaw Communications, Cl. B	200		4,056
SNC-Lavalin Group	100		4,308
Sun Life Financial	600		19,769
Teck Resources, Cl. B	1,100		17,532
Thomson Reuters	300		12,640
Turquoise Hill Resources	100	[a]	356
Valeant Pharmaceuticals International	500	[a]	11,136
West Fraser Timber	100		3,436
Yamana Gold	900		5,149
			431,660
China - .0%
Yangzijiang Shipbuilding Holdings	2,800		1,817
Denmark - .5%
Carlsberg, Cl. B	43		4,269
Charles Hansen Holding	38		2,391
Coloplast, Cl. B	22		1,726
Danske Bank	193		5,244
DSV	108		4,808
ISS	211		8,137
Novo Nordisk, Cl. B	721		41,080
Novozymes, Cl. B	78		3,828
Pandora	61		7,940
TDC	632		3,326
Vestas Wind Systems	119		8,306
William Demant Holding	42	[a]	857
			91,912
Finland - .3%
Elisa	144		5,223
Kone, Cl. B	201		10,178
Metso	148		4,105
Neste	207		7,838
Nokian Renkaat	61		2,266
Orion, Cl. B	83		3,399
Sampo, Cl. A	161		6,673

Common Stocks - 97.5% (continued)	Shares	Value ($)
Finland - .3% (continued)
Stora Enso, Cl. R	846	7,680
UPM-Kymmene	819	16,875
		64,237
France - 4.3%
Aeroports de Paris	12	1,276
Air Liquide	147	15,677
Airbus Group	583	34,304
Arkema	78	6,660
Atos	91	8,919
AXA	3,580	72,965
BNP Paribas	375	18,596
Bouygues	461	13,637
Bureau Veritas	123	2,672
Capgemini	128	12,300
Carrefour	1,045	26,176
Casino Guichard Perrachon	52	2,817
Christian Dior	103	18,626
Cie de St-Gobain	465	19,703
Cie Generale des Etablissements Michelin	205	20,957
CNP Assurances	404	6,172
Credit Agricole	322	2,851
Dassault Systemes	18	1,487
Edenred	156	3,538
Eiffage	134	10,297
Electricite de France	489	6,399
Engie	2,181	35,905
Eurazeo	51	3,260
Fonciere Des Regions	13	1,223
Groupe Eurotunnel	144	1,496
Hermes International	5	2,151
Imerys	17	1,206
Ingenico Group	12	1,315
JCDecaux	34	1,164
Klepierre	74	3,543
Lagardere	228	5,823
Legrand	93	5,131
L'Oreal	98	18,653
LVMH Moet Hennessy Louis Vuitton	137	23,496
Natixis	422	1,739
Orange	3,470	53,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
France - 4.3% (continued)
Peugeot	1,860	[a]	28,094
Publicis Groupe	135		10,052
Remy Cointreau	8		700
Renault	424		37,093
Rexel	519		7,714
Safran	180		12,235
Schneider Electric	314		20,544
SCOR	291		8,503
Societe BIC	11		1,626
Societe Generale	294		10,043
Sodexo	92		10,774
Suez Environnement	480		7,789
Technip	132		7,368
Thales	100		9,111
Total	1,953		93,365
Unibail-Rodamco	47		12,934
Valeo	349		17,909
Veolia Environnement	954		21,182
Vinci	657		49,867
Vivendi	921		18,107
Wendel	48		5,123
			855,377
Germany - 4.5%
adidas	166		27,235
Allianz	552		79,179
Axel Springer	26		1,425
BASF	708		55,614
Bayer	477		51,313
Bayerische Motoren Werke	750		64,607
Beiersdorf	23		2,160
Brenntag	82		4,071
Commerzbank	351		2,314
Continental	130		27,251
Covestro	123	[b]	5,745
Daimler	1,099		74,729
Deutsche Boerse	90		7,558
Deutsche Lufthansa	917		10,898
Deutsche Post	1,637		48,847
Deutsche Telekom	4,485		76,342
Deutsche Wohnen-BR	76		2,844

Common Stocks - 97.5% (continued)	Shares		Value ($)
Germany - 4.5% (continued)
E.ON	7,664		82,188
Evonik Industries	135		4,208
Fraport Frankfurt Airport Services Worldwide	32		1,749
Fresenius & Co.	214		15,980
Fresenius Medical Care & Co.	93		8,501
GEA Group	88		4,696
Hannover Rueck	86		8,800
HeidelbergCement	163		13,802
Henkel & Co.	45		4,885
HOCHTIEF	40		5,243
HUGO BOSS	53		3,143
Infineon Technologies	634		10,490
K+S	144		3,008
LANXESS	99		4,676
Linde	94		13,525
METRO	396		12,742
OSRAM Licht	108		5,613
ProSiebenSat.1 Media	206		9,417
RWE	1,075	[a]	19,116
SAP	195		17,094
Siemens	813		88,276
ThyssenKrupp	374		8,572
Volkswagen	58		8,602
Vonovia	88		3,488
			899,946
Hong Kong - .6%
ASM Pacific Technology	100		743
BOC Hong Kong Holdings	2,000		6,561
Cathay Pacific Airways	2,000		3,248
Cheung Kong Property Holdings	3,184		22,736
CLP Holdings	1,500		15,622
First Pacific	4,000		3,104
Hang Seng Bank	200		3,570
HK Electric Investments	1,000	[b]	958
HKT Trust	1,000		1,580
Hongkong Land Holdings	500		3,200
Kerry Properties	500		1,366
Li & Fung	10,000		5,001
Link REIT	1,000		7,463
New World Development	3,000		3,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Hong Kong - .6% (continued)
Noble Group	12,200	[a]	1,474
NWS Holdings	1,000		1,634
PCCW	6,000		4,369
Sino Land	2,000		3,568
Swire Pacific, Cl. A	500		5,974
Swire Properties	400		1,114
Techtronic Industries	500		2,117
WH Group	7,000	[b]	5,513
Wharf Holdings	1,000		6,889
Wheelock & Co.	1,000		5,355
			116,647
Ireland - .2%
CRH	731		22,454
DCC	106		9,462
Kerry Group, Cl. A	47		4,022
Paddy Power Betfair	27		3,170
			39,108
Israel - .2%
Azrieli Group	11		483
Bezeq The Israeli Telecommunication Corporation	3,177		6,282
Check Point Software Technologies	50	[a]	3,844
NICE	29		1,996
Teva Pharmaceutical Industries	382		21,088
			33,693
Italy - 1.5%
Assicurazioni Generali	3,014		39,695
Atlantia	376		9,395
CNH Industrial	1,327		9,465
Enel	17,458		80,376
EXOR	734		28,582
Ferrari	73		3,300
Fiat Chrysler Automobiles	7,878		50,732
Intesa Sanpaolo	2,490		5,484
Intesa Sanpaolo-RSP	183		381
Leonardo-Finmeccanica	589	[a]	6,723
Luxottica Group	46		2,233
Mediobanca	93		651
Poste Italiane	1,114	[b]	7,753
Prysmian	359		8,397
Saipem	10,387	[a]	4,539

Common Stocks - 97.5% (continued)	Shares		Value ($)
Italy - 1.5% (continued)
Snam	2,182		12,624
STMicroelectronics	714		5,210
Telecom Italia	7,726	[a]	6,595
Telecom Italia-RSP	4,600	[a]	3,201
Terna Rete Elettrica Nazionale	1,591		8,662
UniCredit	2,993		7,335
UnipolSai	1,192		1,999
			303,332
Japan - 9.7%
Aeon	700		10,167
AEON Mall	100		1,362
Aisin Seiki	200		9,301
Ajinomoto	200		5,172
Alfresa Holdings	400		8,891
Alps Electric	200		4,587
Amada Holdings	200		2,209
ANA Holdings	2,000		5,769
Asahi Glass	2,000		11,702
Asahi Group Holdings	300		10,279
Asahi Kasei	1,000		7,673
Astellas Pharma	2,300		38,805
Bandai Namco Holdings	200		5,365
Bridgestone	500		17,646
Brother Industries	200		2,319
Casio Computer	200		2,895
Central Japan Railway	100		18,837
Chubu Electric Power	1,300		19,232
Chugoku Bank	100		1,146
Concordia Financial Group	200	[a]	871
Credit Saison	100		1,688
Dai Nippon Printing	1,000		11,310
Daicel	300		3,422
Daihatsu Motor	400		6,008
Dai-ichi Life Insurance	3,100		41,198
Daiichi Sankyo	600		14,471
Daikin Industries	100		8,832
Daito Trust Construction	100		16,847
Daiwa House Industry	800		22,729
Daiwa Securities Group	1,000		5,736
Denso	200		7,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Japan - 9.7% (continued)
East Japan Railway	400		37,183
Eisai	100		5,923
Electric Power Development	100		2,324
Fuji Electric	1,000		4,479
Fuji Heavy Industries	600		23,610
FUJIFILM Holdings	400		14,619
Fujitsu	3,000		12,731
Hachijuni Bank	200		951
Hakuhodo DY Holdings	300		3,558
Hankyu Hanshin Holdings	200		7,507
Hino Motors	300		3,202
Hitachi	7,000		32,690
Hitachi Chemical	100		2,121
Hitachi Construction Machinery	100		1,651
Hitachi High-Technologies	100		3,460
Hitachi Metals	300		3,390
Honda Motor	1,800		50,127
Hoya	200		7,203
Hulic	100		1,053
Idemitsu Kosan	300		5,898
IHI	1,000		2,852
Iida Group Holdings	100		2,013
Isuzu Motors	500		6,610
ITOCHU	2,400		27,579
Iyo Bank	100		656
J Front Retailing	500		5,866
Japan Airlines	100		3,132
Japan Exchange Group	200		2,881
Japan Post Holdings	500		6,679
Japan Tobacco	400		15,779
JFE Holdings	1,100		14,624
JTEKT	400		5,704
JX Holdings	12,000		45,620
Kajima	2,000		14,936
Kansai Electric Power	800	[a]	7,499
Kansai Paint	100		2,124
Kao	300		16,327
Kawasaki Heavy Industries	1,000		3,009
KDDI	2,100		64,728
Kintetsu Group Holdings	2,000		8,722

Common Stocks - 97.5% (continued)	Shares		Value ($)
Japan - 9.7% (continued)
Kirin Holdings	500		8,659
Kobe Steel	5,000		4,410
Koito Manufacturing	100		5,018
Komatsu	700		13,855
Konica Minolta	400		3,277
Kubota	500		7,436
Kuraray	300		3,846
Kyowa Hakko Kirin	100		1,767
Kyushu Electric Power	700	[a]	6,627
Kyushu Financial Group	100		561
Marubeni	3,100		14,620
Marui Group	100		1,460
Mazda Motor	800		12,133
Medipal Holdings	700		11,608
MEIJI Holdings	100		10,545
Minebea	300		2,432
Mitsubishi Chemical Holdings	3,100		17,087
Mitsubishi Electric	2,000		23,864
Mitsubishi Gas Chemical	1,000		5,782
Mitsubishi Heavy Industries	4,000		17,371
Mitsubishi Materials	2,000		5,332
Mitsubishi Motors	1,300		6,141
Mitsubishi Tanabe Pharma	100		1,886
Mitsubishi UFJ Financial Group	5,600		28,649
Mitsubishi UFJ Lease & Finance	700		2,875
Mitsui Chemicals	1,000		4,312
Mitsui OSK Lines	1,000		2,166
Mizuho Financial Group	13,700		22,436
MS&AD Insurance Group Holdings	500		14,730
Murata Manufacturing	100		12,569
Nabtesco	100		2,714
Nagoya Railroad	1,000		5,665
NEXON	100		1,509
NHK Spring	200		1,780
Nidec	100		9,247
Nikon	300		4,296
Nippon Express	1,000		5,126
Nippon Steel & Sumitomo Metal	1,200		22,933
Nippon Telegraph & Telephone	1,500		71,755
Nippon Yusen	2,000		3,607

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares	Value ($)
Japan - 9.7% (continued)
Nissan Motor	3,000	29,754
Nitto Denko	100	6,773
NOK	100	1,941
Nomura Holdings	3,400	15,635
Nomura Real Estate Holdings	200	3,497
Nomura Research Institute	10	357
NSK	600	5,169
NTT Data	100	5,008
NTT DOCOMO	1,600	43,115
NTT Urban Development	100	1,081
Obayashi	1,200	13,278
Oji Holdings	1,000	4,214
Omron	100	3,371
ORIX	1,900	27,261
Osaka Gas	2,000	8,158
Otsuka Holdings	100	4,796
Panasonic	3,300	32,698
Recruit Holdings	100	3,847
Resona Holdings	1,300	5,287
Ricoh	600	5,386
Santen Pharmaceutical	200	3,366
SBI Holdings	200	2,213
Secom	100	7,604
Seibu Holdings	100	1,780
Seiko Epson	300	5,392
Sekisui Chemical	500	7,395
Sekisui House	400	6,776
Seven Bank	100	347
Shimizu	1,000	10,291
Shin-Etsu Chemical	100	6,923
Shinsei Bank	1,000	1,529
Shionogi & Co.	100	5,243
Shiseido	200	5,686
Showa Shell Sekiyu	400	3,603
SoftBank Group	900	50,303
Sohgo Security Services	100	4,998
Sompo Japan Nipponkoa Holdings	300	9,891
Sony	1,200	38,599
Stanley Electric	100	2,469
Sumitomo Chemical	3,000	13,525

Common Stocks - 97.5% (continued)	Shares		Value ($)
Japan - 9.7% (continued)
Sumitomo Dainippon Pharma	100		1,888
Sumitomo Electric Industries	800		11,247
Sumitomo Heavy Industries	1,000		4,841
Sumitomo Mitsui Financial Group	800		25,936
Sumitomo Mitsui Trust Holdings	2,000		6,802
Sumitomo Rubber Industries	300		4,304
Suzuken	30		970
Suzuki Motor	800		24,995
T&D Holdings	700		7,317
Taiheiyo Cement	2,000		5,822
Taisei	1,000		9,066
Taiyo Nippon Sanso	200		1,954
TDK	200		12,525
Teijin	1,000		3,812
Terumo	100		4,347
THK	100		2,011
Tobu Railway	1,000		5,439
Toho	100		2,945
Tohoku Electric Power	1,500		19,435
Tokio Marine Holdings	700		27,716
Tokyo Electric Power Co. Holdings	7,400	[a]	29,300
Tokyo Electron	100		8,849
Tokyo Gas	2,000		8,605
Tokyo Tatemono	100		1,263
Tokyu	1,000		8,301
Tokyu Fudosan Holdings	900		5,433
TonenGeneral Sekiyu	1,000		9,105
Toray Industries	1,000		9,219
Toshiba	4,000	[a]	10,553
TOTO	100		4,347
Toyo Seikan Group Holdings	100		1,974
Toyoda Gosei	100		2,212
Toyota Industries	200		9,164
Toyota Tsusho	300		6,721
Unicharm	200		4,163
USS	100		1,718
West Japan Railway	200		12,555
Yahoo! Japan	600		2,676
Yamada Denki	800		4,250
Yamaha	100		2,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
Japan - 9.7% (continued)
Yamaha Motor	400		6,892
Yamato Holdings	300		7,434
Yaskawa Electric	100		1,392
Yokogawa Electric	200		2,629
Yokohama Rubber	100		1,368
			1,962,367
Luxembourg - .0%
RTL Group	58		4,946
SES	139		3,045
			7,991
Macau - .1%
Sands China	2,000		7,630
Wynn Macau	1,600		2,598
			10,228
Mexico - .0%
Fresnillo	68		1,738
Netherlands - 1.3%
ABN AMRO Group	78	[b]	1,449
Aegon	1,867		7,610
AerCap Holdings	200	[a]	7,302
Akzo Nobel	251		16,265
ASML Holding	103		11,393
Boskalis Westminster	38		1,396
Core Laboratories	50		5,841
Heineken	135		12,745
Heineken Holding	119		9,973
ING Groep	2,282		25,513
Koninklijke Ahold Delhaize	2,324		55,499
Koninklijke DSM	98		6,274
Koninklijke KPN	3,142		10,338
Koninklijke Vopak	65		3,342
NN Group	330		8,901
NXP Semiconductors	117	[a]	9,839
QIAGEN	45	[a]	1,181
Randstad Holding	188		8,088
RELX	802		14,503
Unilever	758		35,114
Wolters Kluwer	257		10,811
			263,377

Common Stocks - 97.5% (continued)	Shares		Value ($)
New Zealand - .1%
Auckland International Airport	304		1,620
Fletcher Building	972		6,802
Meridian Energy	1,300		2,629
Ryman Healthcare	74		509
Spark New Zealand	2,624		7,476
			19,036
Norway - .3%
DNB	339		3,731
Gjensidige Forsikring	85		1,434
Marine Harvest	283	[a]	4,817
Norsk Hydro	1,632		6,969
Orkla	732		6,793
Statoil	1,187		18,683
Telenor	1,018		17,001
			59,428
Portugal - .1%
Energias de Portugal	3,949		13,545
Galp Energia	557		7,604
Jeronimo Martins	422		7,065
			28,214
Singapore - .3%
Ascendas Real Estate Investment Trust	300		548
CapitaLand	1,400		3,310
CapitaLand Commercial Trust	1,000		1,123
CapitaLand Mall Trust	800		1,277
City Developments	200		1,269
ComfortDelGro	1,600		3,365
DBS Group Holdings	600		6,896
Golden Agri-Resources	7,500		2,014
Jardine Cycle & Carriage	100		2,926
Singapore Airlines	500		4,095
Singapore Exchange	600		3,370
Singapore Press Holdings	900		2,537
Singapore Telecommunications	3,700		11,536
StarHub	600		1,754
Suntec Real Estate Investment Trust	1,000		1,246
UOL Group	200		861
Wilmar International	2,900		6,684
			54,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
South Africa - .0%
Mondi	347		7,026
Spain - 1.4%
Abertis Infraestructuras	458		7,204
ACS Actividades de Construccion y Servicios	706		20,246
Aena	35	[b]	5,048
Amadeus IT Holding, Cl. A	235		11,033
Banco de Sabadell	1,366		1,868
Banco Santander	8,163		34,625
Bankia	431		331
Bankinter	206		1,437
Distribuidora Internacional de Alimentacion	974		6,077
Enagas	212		6,463
Endesa	526		11,053
Ferrovial	168		3,478
Gas Natural SDG	276		5,710
Grifols	78		1,710
Iberdrola	4,498		30,902
Inditex	370		12,799
Mapfre	1,780		4,362
Red Electrica	340		7,789
Repsol	2,731		34,426
Telefonica	7,978		78,206
Zardoya Otis	67		658
			285,425
Sweden - .9%
Assa Abloy, Cl. B	245		5,377
Atlas Copco, Cl. A	308		8,649
Atlas Copco, Cl. B	178		4,553
Autoliv	100		10,580
Boliden	298		6,554
Electrolux, Ser. B	429		11,621
Ericsson, Cl. B	2,468		18,401
Hennes & Mauritz, Cl. B	366		11,057
Hexagon, Cl. B	82		3,234
Husqvarna, Cl. B	485		4,163
ICA Gruppen	83		2,777
Industrivarden, Cl. C	62		1,043
Investor, Cl. B	177		6,098
Kinnevik, Cl. B	96		2,448
Lundin Petroleum	94	[a]	1,556

Common Stocks - 97.5% (continued)	Shares		Value ($)
Sweden - .9% (continued)
Sandvik	868		9,302
Securitas, Cl. B	328		5,397
Skanska, Cl. B	676		14,370
SKF, Cl. B	235		3,724
Svenska Cellulosa, Cl. B	354		10,529
Svenska Handelsbanken, Cl. A	509		6,127
Swedish Match	184		6,711
Volvo, Cl. B	1,818		19,376
			173,647
Switzerland - 2.0%
ABB	2,040	[a]	43,359
Actelion	57	[a]	10,110
Adecco Group	171		9,386
Coca-Cola HBC	164	[a]	3,388
Dufry	19	[a]	2,188
EMS-Chemie Holding	3		1,642
Galenica	1		1,290
Garmin	100		5,433
Geberit	17		6,560
Givaudan	4		8,221
Glencore	54,742	[a]	135,297
Kuehne + Nagel International	54		7,577
Lonza Group	39	[a]	7,352
Pargesa Holding-BR	35		2,438
Partners Group Holding	5		2,288
Roche Holding	289		73,801
Schindler Holding	16		3,090
Schindler Holding-PC	37		7,097
SGS	2		4,426
Sika	1		4,690
Sonova Holding	16		2,192
Swiss Life Holding	29	[a]	6,628
Swiss Prime Site	22	[a]	2,021
Swiss Re	438		36,764
Syngenta	37		14,549
			401,787
United Arab Emirates - .0%
Mediclinic International	54		768
United Kingdom - 7.8%
3i Group	528		4,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United Kingdom - 7.8% (continued)
Aberdeen Asset Management	553		2,331
Admiral Group	154		4,410
Aggreko	230		3,915
Anglo American	4,719		51,868
ArcelorMittal	5,828	[a]	37,459
ARM Holdings	198		4,381
Ashtead Group	364		5,762
Associated British Foods	173		6,161
Auto Trader Group	190	[b]	932
Aviva	5,174		26,781
BAE Systems	4,545		32,121
Barratt Developments	882		5,107
Berkeley Group Holdings	143		5,078
BHP Billiton	3,481		43,522
BP	16,951		95,759
British American Tobacco	1,842		117,612
British Land	276		2,451
BT Group	6,984		38,206
Bunzl	321		10,047
Burberry Group	235		4,105
Carnival	168		8,098
Centrica	6,599		21,056
Compass Group	2,248		42,723
Croda International	78		3,432
Delphi Automotive	410		27,806
Diageo	1,252		35,807
Direct Line Insurance Group	1,891		8,764
Dixons Carphone	523		2,419
easyJet	92		1,268
Experian	896		17,514
G4S	2,647		6,526
GKN	1,786		6,840
GlaxoSmithKline	4,045		90,365
Hammerson	164		1,210
Hargreaves Lansdown	61		1,049
Hikma Pharmaceuticals	21		732
ICAP	393		2,315
IMI	388		5,505
Imperial Brands	1,014		53,458
Inmarsat	260		2,691

Common Stocks - 97.5% (continued)	Shares		Value ($)
United Kingdom - 7.8% (continued)
InterContinental Hotels Group	99		3,959
International Consolidated Airlines Group	1,227		6,622
Intertek Group	89		4,270
Intu Properties	163		647
Investec	579		3,444
ITV	1,547		4,013
J Sainsbury	2,188		6,495
Johnson Matthey	257		11,143
Kingfisher	2,400		10,682
Land Securities Group	266		3,851
Legal & General Group	2,947		8,023
Liberty Global, Cl. A	200	[a]	6,342
Liberty Global, Cl. A	25	[a]	857
Liberty Global, Cl. C	56	[a]	1,960
Liberty Global, Ser. C	450	[a]	13,927
London Stock Exchange Group	56		2,057
Marks & Spencer Group	2,818		11,908
Meggitt	562		3,259
Merlin Entertainments	217	[b]	1,359
Michael Kors Holdings	150	[a]	7,758
National Grid	4,023		57,662
Next	85		5,653
Old Mutual	5,512		15,363
Persimmon	159		3,550
Petrofac	310		3,059
Provident Financial	50		1,793
Prudential	3,348		59,153
Randgold Resources	20		2,349
Reckitt Benckiser Group	327		31,687
RELX	892		16,940
Rio Tinto	1,810		58,964
Rolls-Royce Holdings	1,508	[a]	15,786
Royal Mail	958		6,460
SABMiller	202		11,800
Sage Group	863		8,138
Schroders	43		1,490
Segro	296		1,735
Severn Trent	185		5,996
Shire	121		7,800
Shire, ADR	22		4,271

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United Kingdom - 7.8% (continued)
Sky	601		7,322
Smith & Nephew	243		3,997
Smiths Group	315		5,265
SSE	1,925		38,622
St. James's Place	177		2,169
Standard Life	3,207		12,856
Taylor Wimpey	1,628		3,333
Unilever	597		27,918
United Utilities Group	403		5,424
Vodafone Group	39,232		119,186
William Hill	288		1,219
WM Morrison Supermarkets	5,303		13,040
Wolseley	380		21,168
Worldpay Group	277	[b]	1,076
WPP	1,294		29,079
			1,565,796
United States - 56.7%
3M	460		82,046
Abbott Laboratories	750		33,562
AbbVie	870		57,620
Accenture, Cl. A	420		47,380
Activision Blizzard	310		12,450
Adobe Systems	100	[a]	9,786
AES	1,000		12,350
Aetna	420		48,388
Affiliated Managers Group	50	[a]	7,339
AGCO	100		4,816
Agilent Technologies	150		7,216
Air Products & Chemicals	150		22,413
Akamai Technologies	50	[a]	2,527
Albemarle	100		8,417
Alcoa	1,800		19,116
Allergan	36	[a]	9,106
Alliance Data Systems	50	[a]	11,581
Alliant Energy	100		4,025
Allstate	320		21,866
Ally Financial	460		8,298
Alphabet, Cl. A	50	[a]	39,567
Alphabet, Cl. C	50	[a]	38,439
Altria Group	1,460		98,842

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Amazon.com	100	[a]	75,881
American Capital Agency	100	[c]	1,959
American Express	910		58,659
American Water Works	50		4,129
Ameriprise Financial	260		24,918
AmerisourceBergen	670		57,077
Amgen	670		115,260
Amphenol, Cl. A	100		5,952
Anadarko Petroleum	300		16,359
Analog Devices	100		6,383
Annaly Capital Management	1,050	[c]	11,529
Anthem	270		35,462
Aon	310		33,192
Apache	600		31,500
Apple	3,040		316,798
Applied Materials	1,300		34,177
Aramark	300		10,755
Arch Capital Group	50	[a]	3,632
Archer-Daniels-Midland	820		36,966
Arrow Electronics	200	[a]	13,298
Arthur J. Gallagher & Co.	100		4,919
Assurant	50		4,151
AT&T	6,525		282,467
AutoNation	100	[a]	5,335
Avery Dennison	100		7,789
Avnet	150		6,165
Axalta Coating Systems	100	[a]	2,855
B/E Aerospace	100		4,784
Bank of America	4,500		65,205
Baxter International	450		21,609
BB&T	300		11,061
Becton Dickinson & Co.	50		8,800
Bed Bath & Beyond	310		13,934
Best Buy	920		30,912
Biogen	100	[a]	28,993
BlackRock	100		36,625
Boeing	720		96,235
BorgWarner	200		6,636
Boston Properties	50	[c]	7,106
Boston Scientific	300	[a]	7,284

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Bristol-Myers Squibb	460		34,413
Broadcom	102		16,522
Broadridge Financial Solutions	100		6,768
Brown-Forman, Cl. B	50		4,910
Bunge	400		26,336
CA	300		10,395
Cabot Oil & Gas	100		2,467
Cadence Design Systems	100	[a]	2,405
Campbell Soup	100		6,227
Capital One Financial	250		16,770
Cardinal Health	660		55,176
CarMax	200	[a]	11,652
Carnival	350		16,352
CBRE Group, Cl. A	210	[a]	5,975
CBS, Cl. B	650		33,943
CDK Global	50		2,890
CDW	250		10,732
Celanese, Ser. A	100		6,342
Celgene	300	[a]	33,657
Centene	150	[a]	10,582
CenterPoint Energy	310		7,415
CenturyLink	1,360		42,758
Cerner	100	[a]	6,239
CH Robinson Worldwide	110		7,658
Charles Schwab	400		11,368
Charter Communications, Cl. A	65	[a]	15,267
Chevron	1,900		194,712
Chubb	156		19,541
Church & Dwight	50		4,912
Cigna	260		33,530
Cincinnati Financial	150		11,205
Cintas	100		10,727
Cisco Systems	4,900		149,597
CIT Group	200		6,912
Citigroup	1,450		63,524
Citizens Financial Group	250		5,583
Citrix Systems	150	[a]	13,369
Clorox	100		13,107
CMS Energy	160		7,229
Coach	200		8,622

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Coca-Cola	1,490		65,009
Cognizant Technology Solutions, Cl. A	200	[a]	11,498
Colgate-Palmolive	660		49,124
Comcast, Cl. A	1,440		96,840
Comerica	100		4,524
ConocoPhillips	2,700		110,214
Constellation Brands, Cl. A	50		8,231
Crown Holdings	100	[a]	5,297
Cummins	200		24,554
CVS Health	1,250		115,900
D.R. Horton	200		6,576
Darden Restaurants	200		12,312
DaVita HealthCare Partners	100	[a]	7,754
Delta Air Lines	260		10,075
Devon Energy	460		17,609
Digital Realty Trust	50	[c]	5,223
Discover Financial Services	410		23,304
Discovery Communications, Cl. A	200	[a]	5,018
Discovery Communications, Cl. C	310	[a]	7,607
DISH Network, Cl. A	200	[a]	10,684
Dollar General	300		28,422
Dollar Tree	100	[a]	9,629
Dover	100		7,143
Dow Chemical	1,380		74,065
Dr. Pepper Snapple Group	160		15,762
Dun & Bradstreet	50		6,462
E*TRADE Financial	300	[a]	7,524
E.I. du Pont de Nemours & Co.	600		41,502
Eastman Chemical	100		6,523
Eaton	500		31,705
Eaton Vance	200		7,562
eBay	900	[a]	28,044
Ecolab	150		17,757
Edwards Lifesciences	100	[a]	11,452
Electronic Arts	150	[a]	11,448
Emerson Electric	660		36,894
Envision Healthcare Holdings	250	[a]	6,148
EOG Resources	160		13,072
Equifax	50		6,623
Equity Residential	100	[c]	6,799

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Estee Lauder, Cl. A	150		13,935
Expedia	100		11,665
Expeditors International of Washington	150		7,414
Express Scripts Holding	1,400	[a]	106,498
Exxon Mobil	3,920		348,684
F5 Networks	50	[a]	6,171
Facebook, Cl. A	310	[a]	38,421
Fastenal	50		2,138
FedEx	200		32,380
Fidelity National Information Services	60		4,772
Fifth Third Bancorp	700		13,286
Fiserv	150	[a]	16,554
Flextronics International	1,350	[a]	17,104
FLIR Systems	100		3,258
Flowserve	200		9,570
Fluor	110		5,887
FMC	100		4,754
FMC Technologies	150	[a]	3,807
Foot Locker	100		5,962
Ford Motor	12,020		152,173
Fortune Brands Home & Security	100		6,327
Freeport-McMoRan	2,800		36,288
Gap	460		11,863
General Dynamics	310		45,536
General Growth Properties	200	[c]	6,390
General Motors	2,700		85,158
Genuine Parts	100		10,224
Gilead Sciences	1,120		89,006
Global Payments	50		3,733
Goodyear Tire & Rubber	200		5,734
H&R Block	410		9,754
Hanesbrands	150		3,999
Harley-Davidson	250		13,230
Hartford Financial Services Group	310		12,353
Hasbro	100		8,123
HCA Holdings	610	[a]	47,049
Helmerich & Payne	50		3,099
Henry Schein	50	[a]	9,049
Hershey	100		11,076
Hess	300		16,095

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Hewlett Packard Enterprise	1,700		35,734
Hilton Worldwide Holdings	300		6,957
HollyFrontier	250		6,355
Hologic	50	[a]	1,925
Home Depot	1,550		214,272
Honeywell International	410		47,695
Hormel Foods	100		3,735
Host Hotels & Resorts	600	[c]	10,644
HP	5,440		76,214
Illinois Tool Works	410		47,314
IMS Health Holdings	100	[a]	3,002
Ingersoll-Rand	310		20,541
Ingredion	100		13,324
Intel	5,510		192,079
Intercontinental Exchange	50		13,210
International Business Machines	1,080		173,470
International Flavors & Fragrances	50		6,662
International Paper	400		18,324
Interpublic Group of Companies	550		12,683
Intuit	250		27,747
Iron Mountain	224	[c]	9,231
J.B. Hunt Transport Services	50		4,157
Jacobs Engineering Group	100	[a]	5,352
Johnson & Johnson	1,300		162,799
Johnson Controls	600		27,552
Jones Lang LaSalle	50		5,474
JPMorgan Chase & Co.	3,000		191,910
Juniper Networks	510		11,572
KeyCorp	600		7,020
Kimberly-Clark	260		33,683
Kimco Realty	250	[c]	8,025
Kinder Morgan	1,000		20,330
KLA-Tencor	150		11,356
Kohl's	210		8,734
Kraft Heinz	100		8,639
Kroger	1,180		40,344
L-3 Communications Holdings	100		15,163
Lam Research	150		13,465
Las Vegas Sands	200		10,130
Lear	200		22,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Leggett & Platt	150		7,885
Lennar, Cl. A	50		2,340
Liberty Interactive, Cl. A	700	[a]	18,767
Liberty Property Trust	50	[c]	2,069
Liberty Sirius Group, Cl. A	100	[a]	3,575
Liberty Sirius Group, Cl. C	100	[a]	3,525
Linear Technology	100		5,999
LKQ	100	[a]	3,439
Lockheed Martin	310		78,346
Loews	200		8,266
Lowe's	1,450		119,306
LyondellBasell Industries, Cl. A	860		64,724
Macerich	50	[c]	4,462
Macy's	310		11,107
Mallinckrodt	50	[a]	3,367
Manpowergroup	160		11,104
Marathon Oil	1,450		19,778
Marathon Petroleum	920		36,239
Marriott International, Cl. A	260		18,642
Marsh & McLennan	460		30,245
Masco	310		11,309
MasterCard, Cl. A	410		39,048
Mattel	250		8,345
Maxim Integrated Products	150		6,117
McCormick & Co.	50		5,113
McDonald's	900		105,885
McKesson	560		108,954
Mead Johnson Nutrition	100		8,920
MEDNAX	50	[a]	3,446
MetLife	660		28,208
MGM Resorts International	300	[a]	7,194
Microchip Technology	100		5,564
Micron Technology	1,320	[a]	18,137
Mondelez International, Cl. A	1,450		63,771
Monsanto	360		38,437
Morgan Stanley	1,660		47,692
Mosaic	200		5,400
Motorola Solutions	360		24,977
MSCI	100		8,604
Murphy Oil	410		11,246

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Mylan	200	[a]	9,358
Nasdaq	50		3,538
Navient	800		11,360
New York Community Bancorp	200		2,890
Newell Brands	203		10,649
Newfield Exploration	100	[a]	4,330
Newmont Mining	300		13,200
NextEra Energy	200		25,658
Nielsen Holdings	150		8,079
NIKE, Cl. B	920		51,060
Noble Energy	100		3,572
Nordstrom	300		13,269
Northern Trust	100		6,759
Northrop Grumman	260		56,324
Norwegian Cruise Line Holdings	50	[a]	2,130
NRG Energy	900		12,456
Nuance Communications	250	[a]	4,018
Nucor	400		21,456
NVIDIA	300		17,130
Omnicom Group	260		21,395
ONEOK	250		11,197
O'Reilly Automotive	100	[a]	29,063
PACCAR	210		12,384
Packaging Corporation of America	100		7,469
Parker-Hannifin	150		17,128
Paychex	160		9,485
PayPal Holdings	250		9,310
Pentair	150		9,573
PepsiCo	1,040		113,277
Pfizer	6,600		243,474
Philip Morris International	800		80,208
Phillips 66	570		43,354
Plains GP Holdings, Cl. A	750		7,965
PNC Financial Services Group	250		20,662
Polaris Industries	50		4,938
PPG Industries	200		20,942
PPL	250		9,427
Praxair	200		23,308
Principal Financial Group	310		14,455
Procter & Gamble	1,000		85,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Prologis	100	[c]	5,449
Prudential Financial	560		42,162
Public Storage	50	[c]	11,946
PulteGroup	250		5,295
PVH	50		5,053
Qorvo	50	[a]	3,162
QUALCOMM	1,200		75,096
Quest Diagnostics	50		4,318
Quintiles Transnational Holdings	50	[a]	3,882
Raymond James Financial	50		2,745
Raytheon	260		36,278
Realogy Holdings	100	[a]	3,099
Red Hat	50	[a]	3,765
Regency Centers	50	[c]	4,247
Regions Financial	900		8,253
Republic Services	100		5,126
ResMed	100		6,888
Robert Half International	150		5,481
Rockwell Automation	50		5,720
Ross Stores	370		22,877
Royal Caribbean Cruises	150		10,866
S&P Global	210		25,662
Sabre	100		2,915
salesforce.com	50	[a]	4,090
Schlumberger	434		34,946
Scripps Networks Interactive, Cl. A	100		6,606
Seagate Technology	410		13,132
Sealed Air	150		7,077
SEI Investments	50		2,250
Sensata Technologies Holding	50	[a]	1,896
Simon Property Group	100	[c]	22,704
Sirius XM Holdings	2,600	[a]	11,414
Skyworks Solutions	100		6,602
Snap-on	50		7,858
Southwest Airlines	200		7,402
Southwestern Energy	300	[a]	4,374
Sprint	1,050	[a]	6,447
St. Jude Medical	60		4,982
Stanley Black & Decker	150		18,255
Staples	1,400		13,006

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Starbucks	650		37,732
Starwood Hotels & Resorts Worldwide	150	[c]	11,709
Stryker	100		11,628
SunTrust Banks	350		14,801
Synchrony Financial	350		9,758
Sysco	700		36,253
T. Rowe Price Group	160		11,310
Target	850		64,030
TD Ameritrade Holding	100		3,036
TE Connectivity	310		18,687
Tesoro	260		19,799
Texas Instruments	930		64,867
Textron	210		8,190
The TJX Companies	570		46,580
Thermo Fisher Scientific	50		7,942
Tiffany & Co.	50		3,226
Time Warner	830		63,619
Torchmark	100		6,187
Total System Services	50		2,546
Tractor Supply	100		9,165
Travelers	420		48,812
Twenty-First Century Fox, Cl. A	1,070		28,505
Twenty-First Century Fox, Cl. B	460		12,434
Twitter	50	[a]	832
Tyson Foods, Cl. A	420		30,912
UDR	50	[c]	1,862
UGI	100		4,526
United Continental Holdings	100	[a]	4,689
United Parcel Service, Cl. B	760		82,156
United Rentals	200	[a]	15,934
United Therapeutics	50	[a]	6,051
UnitedHealth Group	1,070		153,224
Universal Health Services, Cl. B	50		6,476
Unum Group	350		11,693
Valero Energy	1,030		53,848
Vantiv, Cl. A	50	[a]	2,739
Verizon Communications	4,980		275,942
VF	210		13,110
Viacom, Cl. B	760		34,557
Visa, Cl. A	690		53,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.5% (continued)	Shares		Value ($)
United States - 56.7% (continued)
Vornado Realty Trust	100	[c]	10,740
W.W. Grainger	50		10,942
Wabtec	50		3,425
Walgreens Boots Alliance	600		47,550
Wal-Mart Stores	3,230		235,693
Walt Disney	790		75,800
Waste Management	510		33,721
Waters	50	[a]	7,946
Weatherford International	900	[a]	5,112
Wells Fargo & Co.	2,750		131,917
Welltower	100	[c]	7,933
Western Union	670		13,400
Whirlpool	100		19,236
WhiteWave Foods, Cl. A	50	[a]	2,775
Wyndham Worldwide	200		14,204
Wynn Resorts	100		9,795
Xcel Energy	200		8,796
Xerox	740		7,622
Xilinx	100		5,108
XL Group	360		12,460
Xylem	100		4,781
Yum! Brands	410		36,662
Zoetis	150		7,570
			11,422,738
Total Common Stocks (cost $19,008,816)			19,625,671
Preferred Stocks - .4%	Shares		Value ($)
Germany - .4%
Bayerische Motoren Werke	123		8,911
Fuchs Petrolub	30		1,266
Henkel & Co.	78		9,715
Porsche Automobil Holding	13		681
Schaeffler	257		3,750
Volkswagen	333		46,835
(cost $74,572)			71,158
Master Limited Partnerships - .0%
Canada - .0%
Brookfield Business Partners LP
(cost $214)	9	[a]	192

	Number of
Rights - .0%	Rights	Value ($)
Spain - .0%
Zardoya Otis
(cost $32)	67 [a]	27
Other Investment - 2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $411,167)	411,167 [d]	411,167
Total Investments (cost $19,494,801)	99.9%	20,108,215
Cash and Receivables (Net)	.1%	29,088
Net Assets	100.0%	20,137,303

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
LP—Limited Partnership
PC—Participation Certificate
REIT—Real Estate Investment Trust

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at
$31,819 or .16% of net assets.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Discretionary	16.7
Financials	13.5
Industrials	11.6
Health Care	10.6
Information Technology	10.6
Consumer Staples	10.1
Materials	7.3
Energy	7.3
Telecommunication Services	6.6
Utilities	3.6
Money Market Investment	2.0
99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Beta Global Equity Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	11,422,738	-	-	11,422,738
Equity Securities - Foreign Common
Stocks†	8,202,933	-	-	8,202,933
Equity Securities - Foreign Preferred
Stocks†	71,158	-	-	71,158
Master Limited Partnerships†	192	-	-	192
Mutual Funds	411,167	-	-	411,167

Rights†	27	-	-	27

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2016, accumulated net unrealized appreciation on investments was $613,414, consisting of $1,771,720 gross unrealized appreciation and $1,158,306 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 15, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 15, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)